Accounts payable, accrued expenses and other liabilities	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Accounts payable, accrued expenses and other liabilities	Accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
Deferred revenue	$582,814	$547,662
Accounts payable and accrued expenses	475,288	475,166
Accrued interest	313,935	336,910
Operating lease liabilities	132,064	135,215
Derivative liabilities (Note 11)	417	—
	$1,504,518	$1,494,953